Pacer Trendpilot US Bond ETF
Schedule of Investments
July 31, 2025 (Unaudited)

CORPORATE BONDS - 98.0%	Par		Value
Communication Services - 15.4%
Altice Financing SA
5.00%, 01/15/2028 (a)	$145,000		$115,504
5.75%, 08/15/2029 (a)	345,000		263,925
AMC Networks, Inc.
10.25%, 01/15/2029 (a)	130,000		133,419
10.50%, 07/15/2032 (a)	60,000		61,050
Arches Buyer, Inc., 4.25%, 06/01/2028 (a)	115,000		110,659
Bell Telephone Co. of Canada or Bell Canada
6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055	130,000		132,524
7.00% to 09/15/2035 then 5 yr. CMT Rate + 2.36%, 09/15/2055	185,000		188,029
British Telecommunications PLC, 4.25% to 02/23/2027 then 5 yr. CMT Rate + 2.99%, 11/23/2081 (a)	70,000		68,977
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (a)	415,000		411,369
5.00%, 02/01/2028 (a)	320,000		313,965
5.38%, 06/01/2029 (a)	180,000		176,625
6.38%, 09/01/2029 (a)	190,000		191,667
4.75%, 03/01/2030 (a)	370,000		351,589
4.50%, 08/15/2030 (a)	335,000		313,319
7.38%, 03/01/2031 (a)	135,000		138,738
4.75%, 02/01/2032 (a)	175,000		161,758
4.50%, 05/01/2032	385,000		349,477
4.50%, 06/01/2033 (a)	230,000		204,185
4.25%, 01/15/2034 (a)(b)	295,000		253,895
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (a)	160,000		159,768
7.75%, 04/15/2028 (a)(b)	135,000		127,406
9.00%, 09/15/2028 (a)(b)	110,000		115,253
7.50%, 06/01/2029 (a)(b)	200,000		182,258
7.88%, 04/01/2030 (a)	125,000		128,663
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032 (a)	70,000		68,600
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)(b)	310,000		313,007
CSC Holdings LLC
5.50%, 04/15/2027 (a)	35,000		33,819
5.38%, 02/01/2028 (a)	145,000		133,286
7.50%, 04/01/2028 (a)	135,000		108,897
11.25%, 05/15/2028 (a)	145,000		145,805
11.75%, 01/31/2029 (a)	260,000		243,622
6.50%, 02/01/2029 (a)	245,000		194,205
5.75%, 01/15/2030 (a)	395,000		194,306
4.13%, 12/01/2030 (a)(b)	175,000		117,798
4.63%, 12/01/2030 (a)	430,000		201,025
3.38%, 02/15/2031 (a)	140,000		91,891
4.50%, 11/15/2031 (a)	210,000		140,070
Directv Financing LLC, 8.88%, 02/01/2030 (a)	115,000		112,090
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027 (a)	475,000		472,568
10.00%, 02/15/2031 (a)	340,000		327,529
DISH Network Corp., 11.75%, 11/15/2027 (a)	465,000		484,535
EchoStar Corp., 6.75%, 11/30/2030	279,478		265,155
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	145,000		145,080
5.00%, 05/01/2028 (a)	195,000		194,756
6.75%, 05/01/2029 (a)	145,000		146,333
5.88%, 11/01/2029	110,000		111,077
6.00%, 01/15/2030 (a)	145,000		146,631
8.75%, 05/15/2030 (a)	175,000		183,373
8.63%, 03/15/2031 (a)	110,000		116,600
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.25%, 12/01/2027 (a)	65,000		64,749
3.50%, 03/01/2029 (a)	120,000		112,482
Gray Media, Inc.
10.50%, 07/15/2029 (a)	160,000		173,000
4.75%, 10/15/2030 (a)	120,000		89,463
5.38%, 11/15/2031 (a)	185,000		135,845
9.63%, 07/15/2032 (a)	130,000		130,812
7.25%, 08/15/2033 (a)	70,000		69,636
iHeartCommunications, Inc., 9.13%, 05/01/2029 (a)	140,000		117,236
Iliad Holding SASU
7.00%, 10/15/2028 (a)	130,000		131,996
8.50%, 04/15/2031 (a)	140,000		150,201
7.00%, 04/15/2032 (a)	125,000		128,281
Lamar Media Corp.
3.75%, 02/15/2028	90,000		86,909
4.00%, 02/15/2030	80,000		75,900
3.63%, 01/15/2031	80,000		73,600
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (a)	140,000		107,450
5.13%, 07/15/2029 (a)	130,000		87,653
Level 3 Financing, Inc.
4.88%, 06/15/2029 (a)	90,000		84,527
11.00%, 11/15/2029 (a)	178,858		202,932
4.50%, 04/01/2030 (a)	200,000		180,000
10.75%, 12/15/2030 (a)	100,000		112,939
6.88%, 06/30/2033 (a)	240,000		243,300
Live Nation Entertainment, Inc.
6.50%, 05/15/2027 (a)	205,000		207,108
4.75%, 10/15/2027 (a)	115,000		113,288
3.75%, 01/15/2028 (a)	75,000		72,839
Lumen Technologies, Inc., 4.13%, 04/15/2030 (a)	75,000		73,080
Match Group Holdings II LLC, 4.63%, 06/01/2028 (a)	115,000		112,389
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (a)	130,000		129,624
8.00%, 08/01/2029 (a)	105,000		106,706
7.38%, 09/01/2031 (a)	95,000		98,601
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (a)	325,000		314,470
Nexstar Media, Inc.
5.63%, 07/15/2027 (a)	210,000		209,580
4.75%, 11/01/2028 (a)(b)	145,000		140,824
Optics Bidco SpA
6.38%, 11/15/2033 (a)	75,000		73,060
6.00%, 09/30/2034 (a)	75,000		70,859
7.20%, 07/18/2036 (a)	75,000		74,132
7.72%, 06/04/2038 (a)	75,000		74,625
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027 (a)	90,000		89,122
7.38%, 02/15/2031 (a)	60,000		62,991
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR US + 3.90%, 02/28/2057 (c)	100,000		96,303
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062	125,000		122,720
Radiate Holdco LLC / Radiate Finance, Inc., 6.25%, 09/25/2029 (a)	303,800		273,830
ROBLOX Corp., 3.88%, 05/01/2030 (a)	145,000		136,331
Rogers Communications, Inc.
7.00% to 04/15/2030 then 5 yr. CMT Rate + 2.65%, 04/15/2055	150,000		153,584
7.13% to 04/15/2035 then 5 yr. CMT Rate + 2.62%, 04/15/2055	145,000		148,199
5.25% to 03/15/2027 then 5 yr. CMT Rate + 3.59%, 03/15/2082 (a)	90,000		88,921
Scripps Escrow II, Inc., 3.88%, 01/15/2029 (a)	80,000		71,000
Shutterfly Finance LLC, 9.75%, 10/01/2027 (a)	0	(d)	0
Sinclair Television Group, Inc., 8.13%, 02/15/2033 (a)	335,000		342,308
Sirius XM Radio LLC
3.13%, 09/01/2026 (a)	145,000		141,542
5.00%, 08/01/2027 (a)	220,000		217,250
4.00%, 07/15/2028 (a)	265,000		252,333
5.50%, 07/01/2029 (a)	185,000		182,526
4.13%, 07/01/2030 (a)	220,000		200,453
3.88%, 09/01/2031 (a)(b)	225,000		198,456
Snap, Inc., 6.88%, 03/01/2033 (a)	180,000		184,291
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	135,000		129,769
Sunrise FinCo I BV, 4.88%, 07/15/2031 (a)	185,000		174,371
TEGNA, Inc.
4.63%, 03/15/2028 (b)	120,000		117,062
5.00%, 09/15/2029	135,000		129,769
TELUS Corp.
0.00% to 10/15/2030 then 5 yr. CMT Rate + 2.77%, 10/15/2055	75,000		75,894
7.00% to 10/15/2035 then 5 yr. CMT Rate + 2.71%, 10/15/2055 (b)	100,000		101,601
Univision Communications, Inc.
8.00%, 08/15/2028 (a)	185,000		190,093
4.50%, 05/01/2029 (a)	155,000		143,473
7.38%, 06/30/2030 (a)	130,000		129,334
8.50%, 07/31/2031 (a)	175,000		177,794
9.38%, 08/01/2032 (a)	125,000		129,688
Virgin Media Finance PLC, 5.00%, 07/15/2030 (a)(b)	135,000		121,628
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (a)	175,000		170,872
4.50%, 08/15/2030 (a)	135,000		125,576
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (a)	200,000		182,187
4.75%, 07/15/2031 (a)	205,000		189,404
7.75%, 04/15/2032 (a)	110,000		114,713
Vodafone Group PLC
7.00% to 04/04/2029 then 5 yr. Swap Rate USD + 4.87%, 04/04/2079	295,000		308,275
4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	140,000		129,344
VZ Secured Financing BV, 5.00%, 01/15/2032 (a)	235,000		207,046
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	325,000		340,031
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (a)	185,000		176,047
6.13%, 03/01/2028 (a)(b)	170,000		153,325
Ziggo BV, 4.88%, 01/15/2030 (a)	145,000		133,951
			20,589,583

Consumer Discretionary - 18.6%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (a)	75,000		76,771
8.25%, 04/15/2031 (a)	75,000		78,376
7.50%, 02/15/2033 (a)	105,000		107,093
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	290,000		304,138
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.00%, 06/01/2029 (a)	115,000		111,981
6.88%, 06/15/2030 (a)	120,000		122,869
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028 (a)	265,000		257,263
American Airlines, Inc.
7.25%, 02/15/2028 (a)	110,000		111,989
8.50%, 05/15/2029 (a)	145,000		151,491
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)(b)	370,000		369,906
American Axle & Manufacturing, Inc.
6.50%, 04/01/2027	70,000		70,087
5.00%, 10/01/2029	85,000		77,226
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028 (a)	85,000		82,740
Aptiv Swiss Holdings Ltd., 6.88% to 12/15/2029 then 5 yr. CMT Rate + 3.39%, 12/15/2054	80,000		80,653
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	145,000		143,711
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	115,000		110,499
5.00%, 02/15/2032 (a)	80,000		75,708
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/2033 (a)	80,000		79,900
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029 (a)	210,000		199,666
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (a)	80,000		76,500
8.25%, 01/15/2030 (a)(b)	90,000		92,466
8.38%, 06/15/2032 (a)(b)	85,000		87,550
Bath & Body Works, Inc.
7.50%, 06/15/2029	80,000		81,938
6.63%, 10/01/2030 (a)(b)	125,000		127,969
BCPE Ulysses Intermediate, Inc., 7.75% (or 8.50% PIK), 04/01/2027 (a)	55,000		55,000
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)	260,000		271,185
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	165,000		166,485
Boyd Gaming Corp.
4.75%, 12/01/2027	145,000		143,775
4.75%, 06/15/2031 (a)	135,000		128,660
Brightline East LLC, 11.00%, 01/31/2030 (a)	195,000		126,750
Brightstar Lottery PLC
6.25%, 01/15/2027 (a)	105,000		105,970
5.25%, 01/15/2029 (a)	110,000		109,175
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 09/15/2027 (a)	80,000		79,800
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)(b)	145,000		137,025
7.00%, 02/15/2030 (a)	265,000		272,205
6.50%, 02/15/2032 (a)	190,000		193,727
6.00%, 10/15/2032 (a)(b)	160,000		154,387
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (a)	85,000		77,883
Carvana Co.
9.00% (or 12.00% PIK), 12/01/2028 (a)	85,000		87,072
9.00% (or 13.00% PIK), 06/01/2030 (a)	220,000		229,856
9.00% (or 14.00% PIK), 06/01/2031 (a)	270,000		321,062
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.25%, 07/15/2029	80,000		77,788
Century Communities, Inc., 6.75%, 06/01/2027	80,000		80,080
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)	80,000		79,891
4.75%, 01/15/2028 (a)	105,000		103,556
5.75%, 04/01/2030 (a)	150,000		149,693
6.75%, 05/01/2031 (a)	90,000		91,920
Cinemark USA, Inc.
5.25%, 07/15/2028 (a)	115,000		114,247
7.00%, 08/01/2032 (a)	75,000		77,447
Clarios Global LP / Clarios US Finance Co.
8.50%, 05/15/2027 (a)	165,000		166,080
6.75%, 05/15/2028 (a)	110,000		112,450
6.75%, 02/15/2030 (a)	105,000		108,127
Cooper-Standard Automotive, Inc., 13.50% (or 4.50% PIK), 03/31/2027 (a)	70,000		73,551
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	145,000		137,911
6.75%, 01/15/2030 (a)	210,000		197,037
Gap, Inc.
3.63%, 10/01/2029 (a)	110,000		101,492
3.88%, 10/01/2031 (a)	115,000		102,181
Garda World Security Corp.
4.63%, 02/15/2027 (a)	85,000		84,156
6.00%, 06/01/2029 (a)	75,000		73,540
8.25%, 08/01/2032 (a)	60,000		61,800
8.38%, 11/15/2032 (a)	125,000		128,825
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.50%, 08/15/2029 (a)	70,000		69,744
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	105,000		104,561
5.00%, 07/15/2029	145,000		140,650
6.63%, 07/15/2030	65,000		66,934
5.25%, 04/30/2031	75,000		71,085
5.25%, 07/15/2031	85,000		80,701
Group 1 Automotive, Inc.
4.00%, 08/15/2028 (a)	110,000		106,047
6.38%, 01/15/2030 (a)	75,000		76,570
Hertz Corp.
12.63%, 07/15/2029 (a)(b)	160,000		166,485
5.00%, 12/01/2029 (a)(b)	160,000		112,915
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029 (a)	80,000		81,245
3.75%, 05/01/2029 (a)	120,000		114,323
4.88%, 01/15/2030	120,000		118,620
4.00%, 05/01/2031 (a)	135,000		125,839
3.63%, 02/15/2032 (a)	190,000		171,223
6.13%, 04/01/2032 (a)	50,000		51,000
5.88%, 03/15/2033 (a)	120,000		121,214
5.75%, 09/15/2033 (a)	105,000		105,100
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (a)(b)	110,000		105,279
6.63%, 01/15/2032 (a)	140,000		141,575
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	115,000		114,896
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/2028 (a)	65,000		65,266
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (a)(b)	315,000		301,807
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027 (a)	110,000		109,413
LBM Acquisition LLC, 6.25%, 01/15/2029 (a)(b)	105,000		92,137
LCM Investments Holdings II LLC
4.88%, 05/01/2029 (a)	145,000		140,737
8.25%, 08/01/2031 (a)	100,000		105,750
LGI Homes, Inc., 8.75%, 12/15/2028 (a)	55,000		57,527
Light & Wonder International, Inc.
7.00%, 05/15/2028 (a)	85,000		85,174
7.25%, 11/15/2029 (a)	75,000		77,003
7.50%, 09/01/2031 (a)	80,000		83,465
Lithia Motors, Inc.
3.88%, 06/01/2029 (a)	125,000		118,077
4.38%, 01/15/2031 (a)	75,000		70,594
Macy's Retail Holdings LLC, 7.38%, 08/01/2033 (a)	65,000		65,244
Mattamy Group Corp.
5.25%, 12/15/2027 (a)	75,000		74,501
4.63%, 03/01/2030 (a)	85,000		81,048
Melco Resorts Finance Ltd.
5.63%, 07/17/2027 (a)	80,000		79,839
5.75%, 07/21/2028 (a)	110,000		108,084
5.38%, 12/04/2029 (a)	160,000		152,447
MGM China Holdings Ltd.
4.75%, 02/01/2027 (a)	110,000		109,089
7.13%, 06/26/2031 (a)	55,000		57,177
MGM Resorts International
5.50%, 04/15/2027	100,000		100,363
4.75%, 10/15/2028	110,000		108,553
6.13%, 09/15/2029	125,000		126,518
6.50%, 04/15/2032 (b)	90,000		91,350
Michaels Cos., Inc.
5.25%, 05/01/2028 (a)	125,000		99,946
7.88%, 05/01/2029 (a)	280,000		187,485
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	100,000		102,046
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC
8.25%, 04/15/2030 (a)	110,000		114,111
11.88%, 04/15/2031 (a)	60,000		62,267
NCL Corp. Ltd.
5.88%, 02/15/2027 (a)	130,000		130,228
8.13%, 01/15/2029 (a)	115,000		120,898
7.75%, 02/15/2029 (a)	90,000		95,522
6.75%, 02/01/2032 (a)	220,000		226,009
NCL Finance Ltd., 6.13%, 03/15/2028 (a)	75,000		76,047
New Red Finance, Inc.
3.88%, 01/15/2028 (a)	205,000		197,294
4.38%, 01/15/2028 (a)	110,000		107,614
3.50%, 02/15/2029 (a)	110,000		104,237
6.13%, 06/15/2029 (a)	175,000		179,270
5.63%, 09/15/2029 (a)	75,000		75,532
4.00%, 10/15/2030 (a)	360,000		333,292
Newell Brands, Inc.
6.38%, 09/15/2027	75,000		75,779
8.50%, 06/01/2028 (a)	160,000		167,752
6.63%, 09/15/2029	70,000		69,772
6.38%, 05/15/2030	105,000		101,978
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026 (a)	135,000		129,397
2.75%, 03/09/2028 (a)	90,000		83,418
7.05%, 09/15/2028 (a)	105,000		108,092
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (a)	335,000		325,592
7.50%, 07/17/2030 (a)	110,000		113,421
4.81%, 09/17/2030 (a)	330,000		303,264
8.13%, 07/17/2035 (a)	140,000		146,928
Nordstrom, Inc., 4.38%, 04/01/2030	120,000		109,407
Odeon Finco PLC, 12.75%, 11/01/2027 (a)	55,000		57,269
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028 (a)	145,000		141,964
7.75%, 02/15/2029 (a)	145,000		141,849
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38%, 08/31/2027 (a)	145,000		139,912
6.25%, 01/15/2028 (a)	160,000		160,000
Rakuten Group, Inc.
11.25%, 02/15/2027 (a)	225,000		244,082
9.75%, 04/15/2029 (a)	440,000		484,175
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	195,000		196,950
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.63%, 04/16/2029 (a)	275,000		244,909
Sabre GLBL, Inc.
10.75%, 11/15/2029 (a)	100,000		103,050
11.13%, 07/15/2030 (a)	150,000		158,296
Service Corp. International/US
4.63%, 12/15/2027	80,000		79,158
5.13%, 06/01/2029	110,000		109,102
3.38%, 08/15/2030	125,000		113,851
4.00%, 05/15/2031	120,000		111,364
5.75%, 10/15/2032	95,000		95,218
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., 6.63%, 05/01/2032 (a)	125,000		127,292
Six Flags Entertainment Corp./DE, 7.25%, 05/15/2031 (a)	120,000		121,997
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	95,000		91,426
4.88%, 11/15/2031 (a)	85,000		79,907
Sotheby's, 7.38%, 10/15/2027 (a)	125,000		123,437
Staples, Inc.
10.75%, 09/01/2029 (a)	320,000		300,000
12.75%, 01/15/2030 (a)	220,000		154,040
Station Casinos LLC
4.50%, 02/15/2028 (a)	100,000		97,750
6.63%, 03/15/2032 (a)	70,000		71,313
Stena International SA, 7.25%, 01/15/2031 (a)	145,000		147,407
Studio City Finance Ltd., 5.00%, 01/15/2029 (a)	140,000		131,250
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027 (a)	75,000		75,459
5.75%, 01/15/2028 (a)	75,000		75,586
5.13%, 08/01/2030 (a)	75,000		74,056
Tempur Sealy International, Inc.
4.00%, 04/15/2029 (a)	120,000		114,000
3.88%, 10/15/2031 (a)	95,000		85,738
Tenneco, Inc., 8.00%, 11/17/2028 (a)	265,000		263,012
TKC Holdings, Inc., 10.50%, 05/15/2029 (a)	85,000		87,298
Travel + Leisure Co., 4.50%, 12/01/2029 (a)	90,000		86,194
VF Corp., 2.95%, 04/23/2030	145,000		122,944
Viking Cruises Ltd.
5.88%, 09/15/2027 (a)	120,000		119,858
7.00%, 02/15/2029 (a)	60,000		60,453
9.13%, 07/15/2031 (a)	105,000		112,800
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
7.88%, 05/01/2027 (a)	75,000		75,247
9.50%, 06/01/2028 (a)	75,000		77,041
6.38%, 02/01/2030 (a)	120,000		113,400
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	100,000		99,107
Voyager Parent LLC, 9.25%, 07/01/2032 (a)	330,000		348,430
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)(b)	155,000		162,576
Wayfair LLC
7.25%, 10/31/2029 (a)	120,000		122,214
7.75%, 09/15/2030 (a)	95,000		97,678
Whirlpool Corp.
4.75%, 02/26/2029	105,000		102,585
6.50%, 06/15/2033	65,000		64,054
Williams Scotsman, Inc.
4.63%, 08/15/2028 (a)	75,000		73,765
6.63%, 06/15/2029 (a)	75,000		76,896
6.63%, 04/15/2030 (a)	75,000		77,305
7.38%, 10/01/2031 (a)	50,000		52,185
Wynn Macau Ltd.
5.50%, 10/01/2027 (a)	110,000		109,607
5.63%, 08/26/2028 (a)	175,000		173,092
5.13%, 12/15/2029 (a)	120,000		115,439
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029 (a)	110,000		109,213
7.13%, 02/15/2031 (a)	155,000		164,901
6.25%, 03/15/2033 (a)	95,000		95,231
Yum! Brands, Inc.
4.75%, 01/15/2030 (a)	95,000		93,620
3.63%, 03/15/2031	130,000		119,809
4.63%, 01/31/2032	130,000		124,438
5.38%, 04/01/2032	120,000		119,396
ZF North America Capital, Inc.
6.75%, 04/23/2030 (a)	210,000		200,014
6.88%, 04/23/2032 (a)	95,000		88,323
			24,873,978

Consumer Staples - 3.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027 (a)	165,000		163,639
5.88%, 02/15/2028 (a)	110,000		109,897
6.50%, 02/15/2028 (a)	110,000		111,773
3.50%, 03/15/2029 (a)	200,000		188,539
4.88%, 02/15/2030 (a)	120,000		117,044
6.25%, 03/15/2033 (a)(b)	65,000		66,185
B&G Foods, Inc.
5.25%, 09/15/2027	90,000		79,980
8.00%, 09/15/2028 (a)	120,000		112,200
Central Garden & Pet Co., 4.13%, 10/15/2030	65,000		61,269
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029 (a)	105,000		112,491
Chobani LLC / Chobani Finance Corp., Inc., 7.63%, 07/01/2029 (a)	55,000		57,215
Darling Ingredients, Inc.
5.25%, 04/15/2027 (a)	75,000		74,850
6.00%, 06/15/2030 (a)	145,000		145,865
Edgewell Personal Care Co., 5.50%, 06/01/2028 (a)	105,000		104,396
Energizer Holdings, Inc.
4.75%, 06/15/2028 (a)	90,000		87,686
4.38%, 03/31/2029 (a)	95,000		90,080
HLF Financing Sarl LLC / Herbalife International, Inc.
12.25%, 04/15/2029 (a)	120,000		130,950
4.88%, 06/01/2029 (a)(b)	100,000		83,831
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	120,000		125,138
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028 (a)	75,000		74,063
4.13%, 01/31/2030 (a)	145,000		137,739
4.38%, 01/31/2032 (a)	80,000		74,656
Opal Bidco SAS, 6.50%, 03/31/2032 (a)	160,000		161,600
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	135,000		134,830
4.25%, 08/01/2029 (a)	145,000		139,381
6.13%, 09/15/2032 (a)	120,000		122,009
Perrigo Finance Unlimited Co.
4.90%, 06/15/2030 (e)	80,000		78,092
6.13%, 09/30/2032	75,000		75,654
Pilgrim's Pride Corp.
4.25%, 04/15/2031	120,000		114,689
3.50%, 03/01/2032	130,000		116,660
6.25%, 07/01/2033	120,000		125,891
6.88%, 05/15/2034	75,000		81,904
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	155,000		153,586
4.63%, 04/15/2030 (a)	170,000		162,393
4.50%, 09/15/2031 (a)	115,000		106,200
6.25%, 02/15/2032 (a)	120,000		122,250
6.38%, 03/01/2033 (a)(b)	150,000		150,203
6.25%, 10/15/2034 (a)	65,000		65,081
Prestige Brands, Inc., 3.75%, 04/01/2031 (a)	65,000		59,507
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.25%, 04/01/2029 (a)	105,000		105,363
4.38%, 04/30/2029 (a)	110,000		105,914
US Foods, Inc.
6.88%, 09/15/2028 (a)	80,000		82,230
4.75%, 02/15/2029 (a)	110,000		107,543
4.63%, 06/01/2030 (a)	65,000		62,627
7.25%, 01/15/2032 (a)	75,000		78,117
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029	95,000		102,006
			4,923,216

Energy - 11.1%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (a)	95,000		99,596
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 03/01/2027 (a)	105,000		105,119
5.75%, 01/15/2028 (a)	95,000		94,996
5.38%, 06/15/2029 (a)	110,000		109,001
6.63%, 02/01/2032 (a)	90,000		92,364
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (a)	120,000		120,136
6.63%, 09/01/2032 (a)	80,000		81,209
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 10/15/2032 (a)	65,000		65,975
6.63%, 07/15/2033 (a)	70,000		70,903
Baytex Energy Corp.
8.50%, 04/30/2030 (a)	120,000		122,019
7.38%, 03/15/2032 (a)	85,000		82,140
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.00%, 07/15/2029 (a)	75,000		77,815
7.25%, 07/15/2032 (a)	50,000		52,744
Buckeye Partners LP
3.95%, 12/01/2026	90,000		88,528
6.88%, 07/01/2029 (a)	70,000		72,154
6.75%, 02/01/2030 (a)	55,000		56,966
CITGO Petroleum Corp., 8.38%, 01/15/2029 (a)	135,000		140,412
Civitas Resources, Inc.
8.38%, 07/01/2028 (a)	175,000		180,115
8.63%, 11/01/2030 (a)	145,000		147,807
8.75%, 07/01/2031 (a)	170,000		171,906
9.63%, 06/15/2033 (a)	80,000		82,287
CNX Resources Corp.
6.00%, 01/15/2029 (a)	75,000		74,971
7.38%, 01/15/2031 (a)	75,000		77,529
7.25%, 03/01/2032 (a)	90,000		92,832
Comstock Resources, Inc.
6.75%, 03/01/2029 (a)	170,000		167,280
5.88%, 01/15/2030 (a)	125,000		117,727
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	170,000		166,235
7.50%, 12/15/2033 (a)	50,000		53,254
Crescent Energy Finance LLC
7.63%, 04/01/2032 (a)	140,000		136,948
7.38%, 01/15/2033 (a)	155,000		148,434
8.38%, 01/15/2034 (a)	65,000		64,341
CVR Energy, Inc., 8.50%, 01/15/2029 (a)	80,000		78,600
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.63%, 03/15/2029 (a)	145,000		150,965
7.38%, 06/30/2033 (a)	75,000		74,108
eG Global Finance PLC, 12.00%, 11/30/2028 (a)	150,000		165,938
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (a)	105,000		107,250
Energean Israel Finance Ltd.
5.38%, 03/30/2028 (a)	90,000		86,674
5.88%, 03/30/2031 (a)	90,000		83,961
8.50%, 09/30/2033 (a)	110,000		113,902
Energy Transfer LP, 8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	110,000		116,955
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	95,000		95,905
8.25%, 01/15/2029	90,000		93,884
8.88%, 04/15/2030 (b)	75,000		79,359
7.88%, 05/15/2032	80,000		82,774
8.00%, 05/15/2033	65,000		67,372
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/2033 (a)	70,000		71,066
Harvest Midstream I LP
7.50%, 09/01/2028 (a)	95,000		96,126
7.50%, 05/15/2032 (a)	50,000		51,965
Hess Midstream Operations LP
5.88%, 03/01/2028 (a)	120,000		121,941
5.13%, 06/15/2028 (a)	80,000		79,620
6.50%, 06/01/2029 (a)	90,000		92,677
4.25%, 02/15/2030 (a)(b)	110,000		106,287
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028 (a)	90,000		90,180
5.75%, 02/01/2029 (a)	90,000		88,232
6.00%, 04/15/2030 (a)	75,000		73,500
6.00%, 02/01/2031 (a)	85,000		81,735
8.38%, 11/01/2033 (a)	85,000		88,653
6.88%, 05/15/2034 (a)	75,000		71,985
7.25%, 02/15/2035 (a)	120,000		116,754
Howard Midstream Energy Partners LLC
8.88%, 07/15/2028 (a)	70,000		73,204
7.38%, 07/15/2032 (a)	65,000		67,119
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	160,000		152,409
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	130,000		132,796
5.88%, 06/15/2030 (a)	120,000		120,178
Leviathan Bond Ltd.
6.50%, 06/30/2027 (a)	90,000		89,548
6.75%, 06/30/2030 (a)	80,000		79,113
Matador Resources Co.
6.88%, 04/15/2028 (a)	75,000		76,255
6.50%, 04/15/2032 (a)	130,000		130,488
6.25%, 04/15/2033 (a)	110,000		108,816
Murphy Oil USA, Inc., 4.75%, 09/15/2029	70,000		68,369
Nabors Industries, Inc.
7.38%, 05/15/2027 (a)	105,000		106,019
9.13%, 01/31/2030 (a)	95,000		94,051
8.88%, 08/15/2031 (a)	95,000		76,237
NFE Financing LLC, 12.00%, 11/15/2029 (a)	285,000		99,037
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	130,000		128,573
8.38%, 02/15/2032 (a)	190,000		185,682
Noble Finance II LLC, 8.00%, 04/15/2030 (a)	175,000		177,983
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (a)	90,000		90,900
8.75%, 06/15/2031 (a)	75,000		77,186
NuStar Logistics LP
5.63%, 04/28/2027	80,000		80,240
6.38%, 10/01/2030	65,000		66,906
Parkland Corp.
5.88%, 07/15/2027 (a)	60,000		60,050
4.50%, 10/01/2029 (a)	120,000		115,483
4.63%, 05/01/2030 (a)	120,000		115,032
6.63%, 08/15/2032 (a)	75,000		76,624
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028	105,000		100,891
9.88%, 03/15/2030 (a)	100,000		98,888
Permian Resources Operating LLC
8.00%, 04/15/2027 (a)	70,000		71,434
5.88%, 07/01/2029 (a)	105,000		105,089
7.00%, 01/15/2032 (a)	120,000		124,011
6.25%, 02/01/2033 (a)	120,000		120,818
Range Resources Corp., 8.25%, 01/15/2029	125,000		128,246
Rockies Express Pipeline LLC
4.95%, 07/15/2029 (a)	80,000		78,390
6.75%, 03/15/2033 (a)	50,000		51,909
SM Energy Co.
6.75%, 08/01/2029 (a)	105,000		104,908
7.00%, 08/01/2032 (a)	105,000		103,964
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (a)	120,000		124,547
Sunoco LP
7.00%, 05/01/2029 (a)	85,000		88,106
7.25%, 05/01/2032 (a)	110,000		115,194
6.25%, 07/01/2033 (a)	120,000		121,547
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	75,000		75,039
7.00%, 09/15/2028 (a)	75,000		77,117
4.50%, 05/15/2029	95,000		92,110
4.50%, 04/30/2030	95,000		91,150
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 01/15/2028 (a)	110,000		109,112
7.38%, 02/15/2029 (a)	95,000		97,471
6.00%, 12/31/2030 (a)	105,000		102,941
6.00%, 09/01/2031 (a)	50,000		48,905
Talos Production, Inc.
9.00%, 02/01/2029 (a)	90,000		92,397
9.38%, 02/01/2031 (a)	95,000		96,706
Transocean, Inc.
8.00%, 02/01/2027 (a)	75,000		74,437
8.25%, 05/15/2029 (a)	130,000		122,780
8.75%, 02/15/2030 (a)	104,000		107,775
8.50%, 05/15/2031 (a)	115,000		105,853
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	100,000		99,965
7.13%, 03/15/2029 (a)	120,000		122,719
Valaris Ltd., 8.38%, 04/30/2030 (a)	135,000		139,517
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	155,000		146,246
6.25%, 01/15/2030 (a)	120,000		123,188
4.13%, 08/15/2031 (a)	150,000		138,510
3.88%, 11/01/2033 (a)	155,000		135,151
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	275,000		284,754
9.50%, 02/01/2029 (a)	385,000		419,650
7.00%, 01/15/2030 (a)	190,000		192,861
8.38%, 06/01/2031 (a)(b)	300,000		310,198
9.88%, 02/01/2032 (a)	270,000		291,556
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (a)	150,000		161,872
6.50%, 01/15/2034 (a)	235,000		241,725
7.75%, 05/01/2035 (a)	150,000		164,150
6.75%, 01/15/2036 (a)	235,000		241,612
Vital Energy, Inc., 7.88%, 04/15/2032 (a)(b)	140,000		122,544
Weatherford International Ltd., 8.63%, 04/30/2030 (a)(b)	205,000		210,575
			14,868,937

Financials - 12.4%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029 (a)	110,000		113,792
4.25%, 02/15/2029 (a)	80,000		76,338
8.50%, 06/15/2029 (a)	75,000		78,283
6.00%, 08/01/2029 (a)	75,000		72,984
7.50%, 11/06/2030 (a)	130,000		134,320
AG Issuer LLC, 6.25%, 03/01/2028 (a)	50,000		49,999
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (a)	75,000		77,118
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.25%, 10/15/2027 (a)	85,000		83,194
6.75%, 10/15/2027 (a)	170,000		170,692
6.75%, 04/15/2028 (a)	145,000		146,812
7.00%, 01/15/2031 (a)	160,000		164,541
6.50%, 10/01/2031 (a)	120,000		121,874
7.38%, 10/01/2032 (a)	85,000		87,421
Ally Financial, Inc.
6.70%, 02/14/2033 (b)	55,000		57,114
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	80,000		79,342
AmWINS Group, Inc.
6.38%, 02/15/2029 (a)	110,000		112,024
4.88%, 06/30/2029 (a)	115,000		111,588
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (a)(b)	85,000		81,388
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.75%, 01/15/2029 (a)	70,000		62,116
Ardonagh Finco Ltd., 7.75%, 02/15/2031 (a)	165,000		171,935
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	210,000		221,081
Aretec Group, Inc., 10.00%, 08/15/2030 (a)	80,000		87,309
AssuredPartners, Inc.
5.63%, 01/15/2029 (a)	80,000		79,850
7.50%, 02/15/2032 (a)	50,000		53,386
Azorra Finance Ltd., 7.25%, 01/15/2031 (a)	100,000		102,137
Block, Inc.
3.50%, 06/01/2031	140,000		128,367
6.50%, 05/15/2032	240,000		246,209
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	295,000		311,939
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (a)	101,000		108,322
Burford Capital Global Finance LLC
9.25%, 07/01/2031 (a)	105,000		111,038
7.50%, 07/15/2033 (a)	65,000		65,422
Coinbase Global, Inc.
3.38%, 10/01/2028 (a)	115,000		108,244
3.63%, 10/01/2031 (a)	80,000		71,669
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)	195,000		181,037
Credit Acceptance Corp.
9.25%, 12/15/2028 (a)	70,000		74,011
6.63%, 03/15/2030 (a)(b)	85,000		85,812
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (a)(b)	80,000		80,590
Encore Capital Group, Inc.
9.25%, 04/01/2029 (a)	80,000		84,453
8.50%, 05/15/2030 (a)	80,000		84,345
FirstCash, Inc.
4.63%, 09/01/2028 (a)(b)	75,000		73,279
5.63%, 01/01/2030 (a)	80,000		79,244
6.88%, 03/01/2032 (a)	50,000		51,312
Focus Financial Partners LLC, 6.75%, 09/15/2031 (a)	120,000		122,630
Freedom Mortgage Corp.
6.63%, 01/15/2027 (a)	80,000		80,016
12.00%, 10/01/2028 (a)	95,000		101,591
12.25%, 10/01/2030 (a)	65,000		71,962
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	155,000		161,867
9.13%, 05/15/2031 (a)	100,000		103,992
8.38%, 04/01/2032 (a)	90,000		92,261
GGAM Finance Ltd.
8.00%, 02/15/2027 (a)	95,000		97,896
8.00%, 06/15/2028 (a)	95,000		100,454
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	150,000		154,946
Global Atlantic Fin Co., 7.95% to 10/15/2029 then 5 yr. CMT Rate + 3.61%, 10/15/2054 (a)	75,000		78,520
goeasy Ltd.
9.25%, 12/01/2028 (a)	65,000		68,825
7.63%, 07/01/2029 (a)	95,000		97,946
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031 (a)	120,000		124,300
8.13%, 02/15/2032 (a)	75,000		78,034
HUB International Ltd.
5.63%, 12/01/2029 (a)	80,000		79,525
7.25%, 06/15/2030 (a)	420,000		437,740
7.38%, 01/31/2032 (a)	230,000		239,488
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	185,000		180,213
9.75%, 01/15/2029	95,000		96,205
4.38%, 02/01/2029	110,000		94,599
10.00%, 11/15/2029 (a)	100,000		101,251
9.00%, 06/15/2030	100,000		97,138
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (a)	110,000		105,314
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029 (a)	90,000		86,166
7.13%, 04/30/2031 (a)	205,000		211,845
6.13%, 11/01/2032 (a)	245,000		243,163
6.75%, 05/01/2033 (a)	200,000		204,715
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028 (a)	130,000		125,450
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (a)	65,000		67,731
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030 (a)	105,000		110,775
10.50%, 12/15/2030 (a)	75,000		79,971
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	95,000		89,261
4.75%, 02/01/2030	70,000		64,468
5.00%, 03/01/2031 (b)	85,000		77,715
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (a)	110,000		107,994
4.75%, 06/15/2029 (a)	95,000		92,298
7.00%, 07/15/2031 (a)	75,000		78,537
Midcap Financial Issuer Trust, 6.50%, 05/01/2028 (a)	140,000		138,760
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027 (b)	205,000		188,088
4.63%, 08/01/2029	110,000		83,600
3.50%, 03/15/2031	170,000		115,974
8.50%, 02/15/2032 (a)	220,000		228,334
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/2027 (a)	90,000		90,115
5.50%, 08/15/2028 (a)	100,000		99,884
6.50%, 08/01/2029 (a)	110,000		112,430
5.13%, 12/15/2030 (a)	95,000		95,626
5.75%, 11/15/2031 (a)	90,000		90,896
7.13%, 02/01/2032 (a)	120,000		125,310
Navient Corp.
5.00%, 03/15/2027	105,000		103,741
4.88%, 03/15/2028	75,000		73,211
5.50%, 03/15/2029	120,000		117,413
9.38%, 07/25/2030	150,000		164,087
11.50%, 03/15/2031	80,000		89,808
7.88%, 06/15/2032	75,000		78,187
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	175,000		189,052
OneMain Finance Corp.
3.50%, 01/15/2027	110,000		107,376
6.63%, 01/15/2028	95,000		97,303
3.88%, 09/15/2028	90,000		85,838
9.00%, 01/15/2029	130,000		136,509
6.63%, 05/15/2029	140,000		142,975
5.38%, 11/15/2029	90,000		88,200
7.88%, 03/15/2030	105,000		110,525
4.00%, 09/15/2030	135,000		123,734
7.50%, 05/15/2031	120,000		125,085
7.13%, 11/15/2031	95,000		97,974
6.75%, 03/15/2032	65,000		65,994
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	370,000		382,554
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	115,000		114,664
4.88%, 05/15/2029 (a)	165,000		158,860
7.00%, 02/01/2030 (a)	80,000		81,725
PennyMac Financial Services, Inc.
4.25%, 02/15/2029 (a)	95,000		91,096
7.88%, 12/15/2029 (a)	110,000		116,237
7.13%, 11/15/2030 (a)	95,000		97,916
5.75%, 09/15/2031 (a)	50,000		48,855
6.88%, 05/15/2032 (a)	110,000		112,134
6.88%, 02/15/2033 (a)	110,000		112,063
PRA Group, Inc., 8.88%, 01/31/2030 (a)	75,000		77,825
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	115,000		113,931
4.50%, 02/15/2029 (a)	90,000		87,238
6.50%, 04/01/2032 (a)	155,000		158,303
6.50%, 06/15/2033 (a)	70,000		71,682
Rithm Capital Corp., 8.00%, 07/15/2030 (a)	80,000		81,068
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026 (a)	170,000		165,838
3.63%, 03/01/2029 (a)	110,000		103,813
3.88%, 03/01/2031 (a)	155,000		142,987
4.00%, 10/15/2033 (a)	110,000		97,323
Ryan Specialty LLC, 5.88%, 08/01/2032 (a)	145,000		145,389
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (a)	160,000		165,150
SLM Corp., 6.50%, 01/31/2030	80,000		83,069
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (a)	70,000		68,811
7.25%, 04/01/2029 (a)	95,000		99,341
6.50%, 07/01/2030 (a)	65,000		66,903
6.50%, 10/15/2030 (a)	90,000		92,621
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)	65,000		66,157
Synchrony Financial, 7.25%, 02/02/2033	105,000		110,292
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (a)	85,000		83,194
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 01/15/2030 (a)	110,000		104,050
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.50%, 02/15/2028 (a)	336,000		355,320
4.75%, 04/15/2028 (a)	85,000		82,565
6.50%, 02/15/2029 (a)	165,000		160,462
			16,614,198

Health Care - 8.7%
1261229 BC Ltd., 10.00%, 04/15/2032 (a)	585,000		595,969
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)(b)	100,000		102,813
AdaptHealth LLC, 5.13%, 03/01/2030 (a)	85,000		79,868
Avantor Funding, Inc.
4.63%, 07/15/2028 (a)	195,000		190,612
3.88%, 11/01/2029 (a)	120,000		113,154
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)	180,000		187,915
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (a)	80,000		79,300
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (a)	150,000		132,750
11.00%, 09/30/2028 (a)	220,000		226,050
6.25%, 02/15/2029 (a)	350,000		249,873
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027 (a)	225,000		225,353
6.00%, 01/15/2029 (a)	95,000		90,318
6.88%, 04/15/2029 (a)	175,000		137,375
6.13%, 04/01/2030 (a)	175,000		122,620
5.25%, 05/15/2030 (a)	225,000		197,025
4.75%, 02/15/2031 (a)	145,000		120,731
10.88%, 01/15/2032 (a)(b)	295,000		308,901
CVS Health Corp.
6.75% to 12/10/2034 then 5 yr. CMT Rate + 2.52%, 12/10/2054	110,000		110,455
7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	315,000		324,820
DaVita, Inc.
4.63%, 06/01/2030 (a)	380,000		362,767
3.75%, 02/15/2031 (a)	195,000		176,980
6.88%, 09/01/2032 (a)	120,000		123,404
6.75%, 07/15/2033 (a)	140,000		144,213
Encompass Health Corp.
4.50%, 02/01/2028	95,000		93,231
4.75%, 02/01/2030	115,000		112,296
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (a)	125,000		133,054
Hologic, Inc., 3.25%, 02/15/2029 (a)	145,000		137,329
IQVIA, Inc.
5.00%, 10/15/2026 (a)	125,000		124,672
5.00%, 05/15/2027 (a)	135,000		134,224
6.50%, 05/15/2030 (a)	75,000		77,358
6.25%, 06/01/2032 (a)	240,000		246,192
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	185,000		178,987
LifePoint Health, Inc.
9.88%, 08/15/2030 (a)	105,000		113,042
11.00%, 10/15/2030 (a)	160,000		175,563
8.38%, 02/15/2032 (a)	110,000		117,047
10.00%, 06/01/2032 (a)	150,000		155,812
Medline Borrower LP
3.88%, 04/01/2029 (a)	560,000		533,400
5.25%, 10/01/2029 (a)	285,000		279,675
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	190,000		193,779
Molina Healthcare, Inc.
4.38%, 06/15/2028 (a)	120,000		114,589
3.88%, 11/15/2030 (a)	95,000		85,512
3.88%, 05/15/2032 (a)	85,000		74,224
6.25%, 01/15/2033 (a)	85,000		83,842
MPH Acquisition Holdings LLC
11.50% (or 5.00% PIK), 12/31/2030 (a)	92,250		91,387
5.75%, 12/31/2030 (a)	110,000		90,354
6.75% (or .75% PIK), 03/31/2031 (a)	180,675		138,954
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028 (a)	280,000		264,578
5.13%, 04/30/2031 (a)	265,000		229,225
6.75%, 05/15/2034 (a)	75,000		70,724
7.88%, 05/15/2034 (a)	75,000		67,125
Owens & Minor, Inc., 6.63%, 04/01/2030 (a)(b)	120,000		108,053
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	190,000		188,813
Radiology Partners, Inc., 9.78% (or 9.78% PIK), 02/15/2030 (a)	100,000		99,145
Star Parent, Inc., 9.00%, 10/01/2030 (a)	140,000		147,350
Teleflex, Inc.
4.63%, 11/15/2027	75,000		73,773
4.25%, 06/01/2028 (a)	75,000		72,537
Tenet Healthcare Corp.
6.25%, 02/01/2027	200,000		200,334
5.13%, 11/01/2027	190,000		189,339
4.63%, 06/15/2028	90,000		88,480
6.13%, 10/01/2028	315,000		315,000
4.25%, 06/01/2029	170,000		163,753
4.38%, 01/15/2030	180,000		173,056
6.13%, 06/15/2030	270,000		272,290
6.75%, 05/15/2031	170,000		174,988
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	196,000		191,659
4.75%, 05/09/2027	85,000		84,367
6.75%, 03/01/2028	150,000		155,091
5.13%, 05/09/2029	120,000		120,011
8.13%, 09/15/2031	75,000		84,904
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/2030	100,000		101,320
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (a)	155,000		158,270
			11,681,974

Industrials - 8.8%
ADT Security Corp., 4.13%, 08/01/2029 (a)	145,000		138,798
AECOM, 6.00%, 08/01/2033 (a)	140,000		141,138
Air Canada, 3.88%, 08/15/2026 (a)	150,000		148,484
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030 (a)	200,000		206,000
Allison Transmission, Inc.
5.88%, 06/01/2029 (a)	75,000		75,322
3.75%, 01/30/2031 (a)	140,000		127,726
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	145,000		149,928
Arcosa, Inc., 6.88%, 08/15/2032 (a)	70,000		72,366
Axon Enterprise, Inc.
6.13%, 03/15/2030 (a)	145,000		148,415
6.25%, 03/15/2033 (a)	110,000		112,752
Bombardier, Inc.
6.00%, 02/15/2028 (a)	110,000		110,583
7.50%, 02/01/2029 (a)	110,000		114,230
8.75%, 11/15/2030 (a)	85,000		91,485
7.25%, 07/01/2031 (a)	105,000		109,651
7.00%, 06/01/2032 (a)	90,000		93,150
6.75%, 06/15/2033 (a)	75,000		77,063
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	225,000		204,188
Brink's Co., 4.63%, 10/15/2027 (a)	85,000		83,556
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	80,000		78,317
4.25%, 02/01/2032 (a)	180,000		166,050
6.38%, 06/15/2032 (a)	105,000		107,390
6.38%, 03/01/2034 (a)	120,000		121,853
6.75%, 05/15/2035 (a)	80,000		82,100
CACI International, Inc., 6.38%, 06/15/2033 (a)	115,000		118,227
Chart Industries, Inc.
7.50%, 01/01/2030 (a)	185,000		193,788
9.50%, 01/01/2031 (a)	60,000		64,125
Clean Harbors, Inc.
4.88%, 07/15/2027 (a)	80,000		79,390
6.38%, 02/01/2031 (a)	75,000		76,590
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030 (a)	345,000		351,731
6.75%, 07/15/2031 (a)	65,000		66,947
EquipmentShare.com, Inc.
9.00%, 05/15/2028 (a)	130,000		137,014
8.63%, 05/15/2032 (a)	85,000		90,476
8.00%, 03/15/2033 (a)	85,000		88,882
FTAI Aviation Investors LLC
5.50%, 05/01/2028 (a)	145,000		145,106
7.88%, 12/01/2030 (a)	75,000		79,406
7.00%, 05/01/2031 (a)	105,000		109,101
7.00%, 06/15/2032 (a)	95,000		98,451
5.88%, 04/15/2033 (a)	75,000		74,344
GEO Group, Inc.
8.63%, 04/15/2029	95,000		100,947
10.25%, 04/15/2031	75,000		82,558
GFL Environmental, Inc.
4.00%, 08/01/2028 (a)	110,000		106,605
4.75%, 06/15/2029 (a)	110,000		107,604
4.38%, 08/15/2029 (a)	80,000		77,208
Herc Holdings, Inc.
5.50%, 07/15/2027 (a)	145,000		144,439
6.63%, 06/15/2029 (a)	115,000		117,731
7.00%, 06/15/2030 (a)	200,000		206,250
7.25%, 06/15/2033 (a)	125,000		129,354
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	135,000		139,161
Madison IAQ LLC
4.13%, 06/30/2028 (a)	80,000		77,447
5.88%, 06/30/2029 (a)	145,000		141,134
Pike Corp., 5.50%, 09/01/2028 (a)	105,000		104,606
QXO Building Products, Inc., 6.75%, 04/30/2032 (a)	315,000		324,034
Reworld Holding Corp., 4.88%, 12/01/2029 (a)	100,000		95,384
Ritchie Bros Holdings, Inc.
6.75%, 03/15/2028 (a)	80,000		81,989
7.75%, 03/15/2031 (a)	95,000		99,673
RR Donnelley & Sons Co.
10.88%, 08/01/2029 (a)	60,000		58,338
9.50%, 08/01/2029 (a)	155,000		158,570
Sensata Technologies BV
4.00%, 04/15/2029 (a)(b)	145,000		138,015
5.88%, 09/01/2030 (a)	75,000		75,094
Sensata Technologies, Inc.
3.75%, 02/15/2031 (a)	140,000		127,752
6.63%, 07/15/2032 (a)	65,000		66,434
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	105,000		103,294
9.38%, 11/30/2029 (a)	115,000		121,613
9.75%, 11/15/2030 (a)	150,000		164,580
Terex Corp.
5.00%, 05/15/2029 (a)	90,000		87,863
6.25%, 10/15/2032 (a)	100,000		100,125
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	205,000		204,075
TransDigm, Inc.
6.75%, 08/15/2028 (a)	285,000		290,730
4.63%, 01/15/2029	150,000		146,747
6.38%, 03/01/2029 (a)	370,000		377,816
4.88%, 05/01/2029	105,000		103,031
6.88%, 12/15/2030 (a)	190,000		196,851
7.13%, 12/01/2031 (a)	145,000		150,981
6.63%, 03/01/2032 (a)	265,000		272,254
6.00%, 01/15/2033 (a)	190,000		191,142
6.38%, 05/31/2033 (a)	325,000		327,075
United Rentals North America, Inc.
5.50%, 05/15/2027	75,000		75,015
3.88%, 11/15/2027	85,000		82,769
4.88%, 01/15/2028	220,000		219,100
5.25%, 01/15/2030	110,000		109,689
4.00%, 07/15/2030	110,000		104,266
3.88%, 02/15/2031	135,000		125,813
3.75%, 01/15/2032	105,000		95,658
6.13%, 03/15/2034 (a)	135,000		138,375
WESCO Distribution, Inc.
7.25%, 06/15/2028 (a)	160,000		162,128
6.38%, 03/15/2029 (a)	130,000		133,462
6.63%, 03/15/2032 (a)	115,000		118,613
6.38%, 03/15/2033 (a)	95,000		97,256
Wrangler Holdco Corp., 6.63%, 04/01/2032 (a)	50,000		51,643
XPO, Inc.
7.13%, 06/01/2031 (a)	75,000		77,625
7.13%, 02/01/2032 (a)	85,000		88,427
			11,812,466

Information Technology - 5.3%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (a)(b)	310,000		304,426
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (a)	130,000		108,930
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (a)	145,000		119,439
Clarivate Science Holdings Corp.
3.88%, 07/01/2028 (a)	135,000		129,027
4.88%, 07/01/2029 (a)	130,000		121,712
Cloud Software Group, Inc.
6.50%, 03/31/2029 (a)	495,000		500,569
9.00%, 09/30/2029 (a)	455,000		470,925
8.25%, 06/30/2032 (a)	220,000		234,060
CommScope LLC
8.25%, 03/01/2027 (a)	125,000		125,223
7.13%, 07/01/2028 (a)	75,000		74,191
4.75%, 09/01/2029 (a)	140,000		136,174
9.50%, 12/15/2031 (a)	145,000		152,782
CommScope Technologies LLC, 5.00%, 03/15/2027 (a)	105,000		102,890
CoreWeave, Inc.
9.25%, 06/01/2030 (a)	245,000		246,225
9.00%, 02/01/2031 (a)	200,000		198,850
Entegris, Inc.
4.75%, 04/15/2029 (a)	190,000		186,109
5.95%, 06/15/2030 (a)	110,000		111,006
Fair Isaac Corp.
4.00%, 06/15/2028 (a)	105,000		101,415
6.00%, 05/15/2033 (a)	180,000		181,147
Gen Digital, Inc.
6.75%, 09/30/2027 (a)	105,000		106,824
7.13%, 09/30/2030 (a)	90,000		92,711
6.25%, 04/01/2033 (a)	115,000		117,200
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 8.75%, 05/01/2029 (a)	105,000		107,187
Imola Merger Corp., 4.75%, 05/15/2029 (a)	265,000		256,893
ION Trading Technologies Sarl, 9.50%, 05/30/2029 (a)	105,000		109,500
Kioxia Holdings Corp.
6.25%, 07/24/2030 (a)	125,000		124,531
6.63%, 07/24/2033 (a)	125,000		124,063
McAfee Corp., 7.38%, 02/15/2030 (a)	275,000		254,662
NCR Voyix Corp., 5.00%, 10/01/2028 (a)	80,000		78,638
Open Text Corp.
3.88%, 02/15/2028 (a)	130,000		125,194
3.88%, 12/01/2029 (a)	125,000		117,058
Open Text Holdings, Inc.
4.13%, 02/15/2030 (a)	130,000		121,904
4.13%, 12/01/2031 (a)	95,000		86,516
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	100,000		103,259
6.50%, 02/15/2029 (a)	85,000		82,706
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/2029 (a)	125,000		133,281
5.88%, 07/15/2030 (a)	70,000		70,740
8.50%, 07/15/2031 (a)	130,000		137,901
9.63%, 12/01/2032 (a)	120,000		135,486
SS&C Technologies, Inc.
5.50%, 09/30/2027 (a)	265,000		265,061
6.50%, 06/01/2032 (a)	85,000		87,476
UKG, Inc., 6.88%, 02/01/2031 (a)	320,000		328,400
Viasat, Inc.
5.63%, 04/15/2027 (a)(b)	90,000		89,708
7.50%, 05/30/2031 (a)(b)	105,000		91,228
Xerox Corp., 10.25%, 10/15/2030 (a)	100,000		103,000
Xerox Holdings Corp., 5.50%, 08/15/2028 (a)	90,000		59,751
			7,115,978

Materials - 8.3%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031 (a)	100,000		104,298
Alumina Pty Ltd.
6.13%, 03/15/2030 (a)	75,000		76,020
6.38%, 09/15/2032 (a)	75,000		75,997
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (a)	90,000		90,064
3.25%, 09/01/2028 (a)	65,000		61,279
4.00%, 09/01/2029 (a)(b)	140,000		127,313
Arsenal AIC Parent LLC
8.00%, 10/01/2030 (a)	80,000		84,763
11.50%, 10/01/2031 (a)	65,000		72,308
ATI, Inc., 7.25%, 08/15/2030	45,000		47,075
Avient Corp.
7.13%, 08/01/2030 (a)	105,000		107,845
6.25%, 11/01/2031 (a)	95,000		95,306
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031 (a)	50,000		51,971
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (a)	80,000		74,852
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/2027 (a)	75,000		74,428
Ball Corp.
6.88%, 03/15/2028	110,000		112,185
6.00%, 06/15/2029	145,000		147,746
2.88%, 08/15/2030	180,000		161,756
3.13%, 09/15/2031	110,000		98,450
Celanese US Holdings LLC
6.67%, 07/15/2027	195,000		199,812
6.85%, 11/15/2028 (e)	145,000		151,067
6.83%, 07/15/2029 (e)	110,000		114,173
6.50%, 04/15/2030 (b)	105,000		105,917
7.05%, 11/15/2030 (e)	150,000		155,905
6.88%, 07/15/2032 (b)(e)	155,000		160,094
6.75%, 04/15/2033 (b)	135,000		136,170
7.20%, 11/15/2033	145,000		151,247
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	80,000		80,100
6.88%, 11/01/2029 (a)	135,000		135,061
6.75%, 04/15/2030 (a)	95,000		94,644
7.50%, 09/15/2031 (a)	160,000		159,841
7.00%, 03/15/2032 (a)(b)	210,000		205,078
7.38%, 05/01/2033 (a)(b)	145,000		141,165
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (a)	75,000		75,891
6.88%, 01/15/2030 (a)	75,000		76,751
8.75%, 04/15/2030 (a)	140,000		142,800
6.75%, 04/15/2032 (a)	180,000		184,058
Crown Americas LLC, 5.88%, 06/01/2033 (a)	95,000		95,239
Fortescue Treasury Pty Ltd.
4.50%, 09/15/2027 (a)	90,000		88,753
5.88%, 04/15/2030 (a)	105,000		106,312
4.38%, 04/01/2031 (a)(b)	180,000		168,836
6.13%, 04/15/2032 (a)	95,000		96,893
Graphic Packaging International LLC, 6.38%, 07/15/2032 (a)	65,000		65,839
INEOS Finance PLC, 7.50%, 04/15/2029 (a)	105,000		104,291
Kaiser Aluminum Corp.
4.63%, 03/01/2028 (a)	50,000		48,803
4.50%, 06/01/2031 (a)	80,000		74,436
LABL, Inc.
10.50%, 07/15/2027 (a)	90,000		84,825
8.63%, 10/01/2031 (a)	280,000		232,442
Magnera Corp., 7.25%, 11/15/2031 (a)	105,000		98,613
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (a)	345,000		348,171
9.25%, 04/15/2027 (a)	180,000		178,151
Mercer International, Inc.
12.88%, 10/01/2028 (a)	45,000		45,402
5.13%, 02/01/2029	125,000		100,736
Methanex Corp.
5.13%, 10/15/2027	105,000		104,387
5.25%, 12/15/2029	90,000		88,425
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)	80,000		79,300
Mineral Resources Ltd.
8.13%, 05/01/2027 (a)	90,000		90,317
8.00%, 11/01/2027 (a)	75,000		76,115
9.25%, 10/01/2028 (a)	155,000		162,169
8.50%, 05/01/2030 (a)(b)	100,000		102,387
NOVA Chemicals Corp.
5.25%, 06/01/2027 (a)	125,000		124,231
4.25%, 05/15/2029 (a)	65,000		62,075
9.00%, 02/15/2030 (a)	85,000		91,334
Novelis Corp.
3.25%, 11/15/2026 (a)	110,000		108,213
4.75%, 01/30/2030 (a)	200,000		191,606
3.88%, 08/15/2031 (a)	105,000		94,310
Novelis, Inc., 6.88%, 01/30/2030 (a)(b)	110,000		113,223
Olin Corp.
5.63%, 08/01/2029	100,000		98,673
6.63%, 04/01/2033 (a)	85,000		82,708
Olympus Water US Holding Corp.
4.25%, 10/01/2028 (a)	105,000		99,979
9.75%, 11/15/2028 (a)	215,000		225,541
7.25%, 06/15/2031 (a)	165,000		168,462
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027 (a)	90,000		90,092
7.25%, 05/15/2031 (a)	95,000		96,083
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (a)	485,000		496,834
6.75%, 03/01/2033 (a)	190,000		194,883
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028 (a)	160,000		155,363
6.63%, 05/01/2029 (a)	90,000		88,935
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (a)	115,000		116,063
7.25%, 02/15/2031 (a)	50,000		51,990
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	160,000		159,293
8.88%, 11/15/2031 (a)	140,000		147,264
Standard Building Solutions, Inc.
6.50%, 08/15/2032 (a)	140,000		142,891
6.25%, 08/01/2033 (a)	75,000		75,728
Standard Industries, Inc., 4.75%, 01/15/2028 (a)	145,000		143,140
Standard Industries, Inc./NY
4.38%, 07/15/2030 (a)	225,000		213,010
3.38%, 01/15/2031 (a)	145,000		129,591
Trivium Packaging Finance BV
8.25%, 07/15/2030 (a)	85,000		89,431
12.25%, 01/15/2031 (a)	85,000		89,251
Tronox, Inc., 4.63%, 03/15/2029 (a)	170,000		132,739
WR Grace Holdings LLC
4.88%, 06/15/2027 (a)	85,000		84,524
5.63%, 08/15/2029 (a)	150,000		138,235
			11,069,967

Real Estate - 1.8%
Howard Hughes Corp.
5.38%, 08/01/2028 (a)	95,000		94,455
4.13%, 02/01/2029 (a)	105,000		100,134
4.38%, 02/01/2031 (a)	105,000		96,635
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	145,000		143,912
5.25%, 03/15/2028 (a)	120,000		119,524
7.00%, 02/15/2029 (a)	145,000		148,931
4.88%, 09/15/2029 (a)	120,000		117,275
5.25%, 07/15/2030 (a)	160,000		157,237
4.50%, 02/15/2031 (a)	135,000		127,698
5.63%, 07/15/2032 (a)	90,000		88,817
6.25%, 01/15/2033 (a)	150,000		152,437
SBA Communications Corp.
3.88%, 02/15/2027	220,000		216,042
3.13%, 02/01/2029 (b)	220,000		205,161
Service Properties Trust
8.38%, 06/15/2029	255,000		263,925
8.63%, 11/15/2031 (a)	175,000		185,937
8.88%, 06/15/2032	225,000		235,125
			2,453,245

Utilities - 3.9%
AES Corp.
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	150,000		152,063
6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055	85,000		81,919
Alpha Generation LLC, 6.75%, 10/15/2032 (a)	120,000		122,633
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	75,000		74,573
9.38%, 06/01/2028 (a)	75,000		77,196
9.50%, 06/01/2030 (a)	80,000		84,000
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)	85,000		86,064
Calpine Corp.
4.50%, 02/15/2028 (a)	160,000		158,230
5.13%, 03/15/2028 (a)	85,000		84,538
4.63%, 02/01/2029 (a)	95,000		93,448
5.00%, 02/01/2031 (a)	100,000		98,799
3.75%, 03/01/2031 (a)	125,000		117,451
Clearway Energy Operating LLC
4.75%, 03/15/2028 (a)	100,000		98,114
3.75%, 02/15/2031 (a)	110,000		100,316
Edison International
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	75,000		73,402
7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054	75,000		72,061
Electricite de France SA, 9.13% to 06/15/2033 then 5 yr. CMT Rate + 5.41%, Perpetual (a)	190,000		217,960
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 06/30/2032 (a)	105,000		106,832
EUSHI Finance, Inc., 7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054	80,000		83,522
Lightning Power LLC, 7.25%, 08/15/2032 (a)	185,000		193,473
NextEra Energy Operating Partners LP
4.50%, 09/15/2027 (a)(b)	80,000		77,684
7.25%, 01/15/2029 (a)(b)	110,000		112,247
NRG Energy, Inc.
5.75%, 01/15/2028	145,000		145,470
5.25%, 06/15/2029 (a)	110,000		108,765
5.75%, 07/15/2029 (a)	110,000		109,836
3.63%, 02/15/2031 (a)	145,000		132,734
6.00%, 02/01/2033 (a)	110,000		110,313
6.25%, 11/01/2034 (a)	125,000		126,540
PG&E Corp.
5.00%, 07/01/2028	120,000		117,145
5.25%, 07/01/2030	120,000		114,600
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	220,000		212,300
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031 (a)	95,000		89,157
Talen Energy Supply LLC, 8.63%, 06/01/2030 (a)	145,000		154,164
TerraForm Power Operating LLC
5.00%, 01/31/2028 (a)	105,000		103,530
4.75%, 01/15/2030 (a)	80,000		76,739
Vistra Operations Co. LLC
5.50%, 09/01/2026 (a)	205,000		204,903
5.63%, 02/15/2027 (a)	160,000		159,810
5.00%, 07/31/2027 (a)	160,000		159,121
4.38%, 05/01/2029 (a)	155,000		150,098
7.75%, 10/15/2031 (a)	185,000		195,464
6.88%, 04/15/2032 (a)	135,000		140,227
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/2031 (a)(b)	120,000		125,850
8.63%, 03/15/2033 (a)(b)	110,000		116,164
			5,219,455
TOTAL CORPORATE BONDS (Cost $129,641,877)			131,222,997

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.9%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(f)	7,912,822		7,912,822
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,912,822)			7,912,822

TOTAL INVESTMENTS - 103.9% (Cost $137,554,699)			139,135,819
Liabilities in Excess of Other Assets - (3.9)%			(5,161,320)
TOTAL NET ASSETS - 100.0%			$133,974,499
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $110,686,280 or 82.6% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $7,653,040.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Rounds to zero.
(e)	Step coupon bond. The rate disclosed is as of July 31, 2025.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Trendpilot US Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$131,222,997	$–	$131,222,997
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	7,912,822
Total Investments	$–	$131,222,997	$–	$139,135,819

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,912,822 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.